Events after the reporting date	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

22.      Events after the reporting date

Issuance of securities

On January 13, 2021, the remaining pre-funded warrants from the December 2020 Pre-Funded Warrants were exercised and 130,000 common shares, par value $0.004 per share were issued.

On January 27, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 2,155,000 common shares, par value $0.004 per share, (b) pre-funded warrants to purchase 445,000 common shares, par value $0.004 per share and (c) warrants (the “January 2021 Warrants”) to purchase 1,950,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds amounted to $15,108, before issuance expenses of approximately $150. The pre-funded warrants were all exercised subsequently. No January 2021 Warrants have been exercised as of the date hereof.

The January 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

On February 12, 2021, the Company entered into a securities purchase agreement with certain unaffiliated institutional investors to issue (a) 3,850,000 common shares par value $0.004 per share, (b) pre-funded warrants to purchase 950,000 common shares, par value $0.004 par value, and (c) warrants (the “February 2021 Warrants”) to purchase 4,800,000 common shares, par value $0.004 per share, at an exercise price of $6.25 per share. Total proceeds amounted to $27,891, before issuance expenses of approximately $160. The pre-funded warrants were all exercised subsequently. No February 2021 Warrants have been exercised as of the date hereof.

The February 2021 Warrants are exercisable for a period of five and one-half years commencing on the date of issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to the Company a duly executed exercise notice with payment in full in immediately available funds for the number of common shares purchased upon such exercise. If a registration statement registering the issuance of the common shares underlying the warrants under the Securities Act is not effective, the holder may, in its sole discretion, elect to exercise the warrant through a cashless exercise, in which case the holder would receive upon such exercise the net number of common shares determined according to the formula set forth in the warrant. If the Company does not issue the shares in a timely fashion, the warrant contains certain liquidated damages provisions.

In March 2021, the Company issued an additional 10,000 Series B preferred shares to Goldenmare Limited in return for $130, which was settled by reducing, on a dollar for dollar basis, the amount payable by the Company to Goldenmare Limited pursuant to a consultancy agreement.

Acquisition of new vessels

On February 18, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Nord Venus”, a 2011-built Kamsarmax dry bulk carrier, for a purchase price of $16.5 million, if delivered up to May 31, 2021 or $16.2 if delivered between June 1, 2021 and August 15, 2021. The m/v “Nord Venus” was built at the Universal Shipbuilding Corporation in Japan and has a carrying capacity of 80,655 dwt. The agreement is subject to customary closing conditions.

On March 19, 2021, the Company entered into a memorandum of agreement with an unrelated third party, for the acquisition of the m/v “Yangze 11”, a 2018-built Kamsarmax dry bulk carrier, for a purchase price of $27 million. The m/v “Yangze 11” was built at Jiangsu New Yangzi Shipbuilding Co., Ltd and has a carrying capacity of 82,027 dwt. The agreement is subject to customary closing conditions.

Debt financing

On March 23, 2021, we agreed on a prepayment notice for $6.0 million in relation to the Entrust loan facility, which represents all amounts that would otherwise come due during calendar year 2021. The prepayment is expected to be effected on March 31, 2021. As a result, after this pre-payment we will have an aggregate debt outstanding of $31 million, gross of unamortized debt costs, from the Entrust Loan Facility.

In March 2021, the Company reached an arrangement with a financial institution for a loan facility of up to $34.25 million bearing interest at LIBOR plus a margin of 3.75% per annum. The arrangement is subject to definite documentation and customary closing conditions. The proceeds of this financing are expected to be used to repay the outstanding balance of EnTrust Loan Facility and/or for general corporate purposes.